FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Losses from changes in fair value of warrants	$ (2,005,780)
Losses from changes in fair value of derivative liability - forward purchase agreement	874,285
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at (inception)	0
Initial measurement at May 18, 2021	12,343,691
Initial measurement of over-allotment warrants	1,521,237
Change in fair value	6,309,887
Fair value at end of period	484,643
Level 3 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Warrants out of Level 3 measurement	(12,895,010)
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Warrants out of Level 3 measurement	$ (6,795,162)